Note 7 - Commitments and Contingencies - Symon (Details) - Future Minimum Rental Payments - Symon (USD $)	Sep. 30, 2013	Jan. 31, 2013
Future Minimum Rental Payments - Symon [Abstract]
2014	$ 2,008,000	$ 626,602
2015	1,892,000	195,852
2016	1,701,000	126,000
2017	1,562,000	73,500
Total	$ 15,364,000	$ 1,021,954